Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ULTRA SERIES FUND
Entity Central Index Key	0000732697
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Conservative Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.32%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 44,570,035
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 68,135
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$44,570,035
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$68,135

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Investment Companies	55.7%
Exchange Traded Funds	39.4%
Short-Term Investments	8.3%
Other Assets and Liabilities, Net	(3.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	49.6%
Madison Large Cap Fund, Class R6	6.1%
Vanguard FTSE All-World ex-U.S. ETF	4.3%
Janus Henderson Mortgage-Backed Securities ETF	4.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.1%
iShares Core S&P U.S. Growth ETF	3.3%
VictoryShares Free Cash Flow ETF	3.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.1%
Invesco S&P 500 Quality ETF	3.0%
iShares Core S&P Small-Cap ETF	2.7%

Conservative Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.57%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[2]
Net Assets	$ 44,570,035
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 68,135
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$44,570,035
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$68,135

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Investment Companies	55.7%
Exchange Traded Funds	39.4%
Short-Term Investments	8.3%
Other Assets and Liabilities, Net	(3.4%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	49.6%
Madison Large Cap Fund, Class R6	6.1%
Vanguard FTSE All-World ex-U.S. ETF	4.3%
Janus Henderson Mortgage-Backed Securities ETF	4.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.1%
iShares Core S&P U.S. Growth ETF	3.3%
VictoryShares Free Cash Flow ETF	3.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.1%
Invesco S&P 500 Quality ETF	3.0%
iShares Core S&P Small-Cap ETF	2.7%

Moderate Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.32%

[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[3]
Net Assets	$ 94,632,937
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 141,836
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$94,632,937
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$141,836

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	52.5%
Investment Companies	42.6%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(1.3%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	29.9%
Madison Large Cap Fund, Class R6	11.5%
Vanguard FTSE All-World ex-U.S. ETF	7.1%
iShares Core S&P U.S. Growth ETF	5.5%
Vanguard Information Technology ETF	4.8%
Invesco S&P 500 Quality ETF	4.5%
iShares Core S&P Small-Cap ETF	4.3%
VictoryShares Free Cash Flow ETF	4.0%
Avantis Emerging Markets Equity ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.1%

Moderate Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.57%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[4]
Net Assets	$ 94,632,937
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 141,836
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$94,632,937
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$141,836

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	52.5%
Investment Companies	42.6%
Short-Term Investments	6.2%
Other Assets and Liabilities, Net	(1.3%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	29.9%
Madison Large Cap Fund, Class R6	11.5%
Vanguard FTSE All-World ex-U.S. ETF	7.1%
iShares Core S&P U.S. Growth ETF	5.5%
Vanguard Information Technology ETF	4.8%
Invesco S&P 500 Quality ETF	4.5%
iShares Core S&P Small-Cap ETF	4.3%
VictoryShares Free Cash Flow ETF	4.0%
Avantis Emerging Markets Equity ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.1%

Aggressive Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.32%

[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[5]
Net Assets	$ 39,122,357
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 57,426
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$39,122,357
# of Portfolio Holdings	20
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$57,426

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	66.0%
Investment Companies	29.0%
Short-Term Investments	7.5%
Other Assets and Liabilities, Net	(2.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	14.9%
Madison Large Cap Fund, Class R6	12.7%
Vanguard FTSE All-World ex-U.S. ETF	9.3%
iShares Core S&P U.S. Growth ETF	8.5%
Vanguard Information Technology ETF	6.3%
iShares Core S&P Small-Cap ETF	5.6%
Invesco S&P 500 Quality ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.2%
VictoryShares Free Cash Flow ETF	5.0%
Avantis Emerging Markets Equity ETF	4.7%

Aggressive Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$30	0.57%

[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[6]
Net Assets	$ 39,122,357
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 57,426
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$39,122,357
# of Portfolio Holdings	20
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$57,426

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	66.0%
Investment Companies	29.0%
Short-Term Investments	7.5%
Other Assets and Liabilities, Net	(2.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	14.9%
Madison Large Cap Fund, Class R6	12.7%
Vanguard FTSE All-World ex-U.S. ETF	9.3%
iShares Core S&P U.S. Growth ETF	8.5%
Vanguard Information Technology ETF	6.3%
iShares Core S&P Small-Cap ETF	5.6%
Invesco S&P 500 Quality ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.2%
VictoryShares Free Cash Flow ETF	5.0%
Avantis Emerging Markets Equity ETF	4.7%

Diversified Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.27%

[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[7]
Net Assets	$ 131,868,743
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 169,652
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$131,868,743
# of Portfolio Holdings	17
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$169,652

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.3%
Short-Term Investments	2.9%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(2.2%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Dividend Value ETF	21.7%
Madison Short-Term Strategic Income ETF	18.2%
Madison Aggregate Bond ETF	17.1%
Madison Covered Call ETF	13.3%
State Street SPDR Portfolio High Yield Bond ETF	11.3%
Schwab U.S. Dividend Equity ETF	6.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	6.1%
Global X MLP ETF	3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.8%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Diversified Income Fund Class II
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$26	0.52%

[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[8]
Net Assets	$ 131,868,743
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 169,652
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$131,868,743
# of Portfolio Holdings	17
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$169,652

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.3%
Short-Term Investments	2.9%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(2.2%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Dividend Value ETF	21.7%
Madison Short-Term Strategic Income ETF	18.2%
Madison Aggregate Bond ETF	17.1%
Madison Covered Call ETF	13.3%
State Street SPDR Portfolio High Yield Bond ETF	11.3%
Schwab U.S. Dividend Equity ETF	6.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	6.1%
Global X MLP ETF	3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.8%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$29	0.58%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[9]
Net Assets	$ 45,925,411
Holdings Count | Holdings	236
Advisory Fees Paid, Amount	$ 133,446
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$45,925,411
# of Portfolio Holdings	236
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$133,446

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	46.3%
Corporate Notes and Bonds	24.7%
U.S. Government and Agency Obligations	16.7%
Collateralized Mortgage Obligations	6.3%
Foreign Corporate Bonds	2.7%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	0.8%
Asset Backed Securities	0.5%
Other Assets and Liabilities, Net	0.3%

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.6%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.5%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.5%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	1.2%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.2%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.2%

Core Bond Fund Class II
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$41	0.83%

[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[10]
Net Assets	$ 45,925,411
Holdings Count | Holdings	236
Advisory Fees Paid, Amount	$ 133,446
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$45,925,411
# of Portfolio Holdings	236
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$133,446

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	46.3%
Corporate Notes and Bonds	24.7%
U.S. Government and Agency Obligations	16.7%
Collateralized Mortgage Obligations	6.3%
Foreign Corporate Bonds	2.7%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	0.8%
Asset Backed Securities	0.5%
Other Assets and Liabilities, Net	0.3%

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.6%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.5%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.5%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	1.2%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.2%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.2%

Large Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$32	0.62%

[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[11]
Net Assets	$ 156,501,940
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 488,665
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$156,501,940
# of Portfolio Holdings	38
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$488,665

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	19.5%
Financials	17.0%
Health Care	13.5%
Energy	13.4%
Information Technology	10.5%
Consumer Staples	9.9%
Consumer Discretionary	7.6%
Utilities	4.0%
Materials	2.9%
Short-Term Investments	1.8%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	5.5%
Exxon Mobil Corp.	4.4%
Chevron Corp.	4.2%
Texas Instruments, Inc.	4.0%
NextEra Energy, Inc.	4.0%
Procter & Gamble Co.	3.7%
AbbVie, Inc.	3.6%
Union Pacific Corp.	3.4%
CME Group, Inc.	3.1%
Automatic Data Processing, Inc.	2.9%

Large Cap Value Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$45	0.87%

[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[12]
Net Assets	$ 156,501,940
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 488,665
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$156,501,940
# of Portfolio Holdings	38
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$488,665

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	19.5%
Financials	17.0%
Health Care	13.5%
Energy	13.4%
Information Technology	10.5%
Consumer Staples	9.9%
Consumer Discretionary	7.6%
Utilities	4.0%
Materials	2.9%
Short-Term Investments	1.8%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	5.5%
Exxon Mobil Corp.	4.4%
Chevron Corp.	4.2%
Texas Instruments, Inc.	4.0%
NextEra Energy, Inc.	4.0%
Procter & Gamble Co.	3.7%
AbbVie, Inc.	3.6%
Union Pacific Corp.	3.4%
CME Group, Inc.	3.1%
Automatic Data Processing, Inc.	2.9%

Large Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$42	0.83%

[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[13]
Net Assets	$ 163,635,616
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 667,148
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$163,635,616
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$667,148

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.0%
Information Technology	21.4%
Industrials	19.2%
Consumer Discretionary	13.3%
Communication Services	10.0%
Health Care	7.8%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	(0.9%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Texas Instruments, Inc.	6.4%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.7%
Amazon.com, Inc.	5.3%
Parker-Hannifin Corp.	4.8%
Ferguson Enterprises, Inc.	4.7%
Visa, Inc., Class A	4.5%
Analog Devices, Inc.	4.4%
Agilent Technologies, Inc.	3.5%

Large Cap Growth Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$55	1.08%

[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[14]
Net Assets	$ 163,635,616
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 667,148
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$163,635,616
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$667,148

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.0%
Information Technology	21.4%
Industrials	19.2%
Consumer Discretionary	13.3%
Communication Services	10.0%
Health Care	7.8%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	(0.9%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Texas Instruments, Inc.	6.4%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.7%
Amazon.com, Inc.	5.3%
Parker-Hannifin Corp.	4.8%
Ferguson Enterprises, Inc.	4.7%
Visa, Inc., Class A	4.5%
Analog Devices, Inc.	4.4%
Agilent Technologies, Inc.	3.5%

Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$47	0.93%

[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[15]
Net Assets	$ 101,876,576
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 470,949
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$101,876,576
# of Portfolio Holdings	37
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$470,949

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.2%
Information Technology	21.4%
Industrials	20.9%
Consumer Discretionary	12.8%
Health Care	12.0%
Short-Term Investments	8.5%
Communication Services	3.6%
Other Assets and Liabilities, Net	(3.4%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.4%
Amphenol Corp., Class A	5.5%
Ross Stores, Inc.	5.1%
Carlisle Cos., Inc.	4.1%
Brown & Brown, Inc.	3.8%
MKS, Inc.	3.8%
Liberty Media Corp.-Liberty Formula One, Class C	3.6%
Labcorp Holdings, Inc.	3.5%
Medpace Holdings, Inc.	3.5%
PACCAR, Inc.	3.4%

Mid Cap Fund Class II
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$60	1.18%

[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[16]
Net Assets	$ 101,876,576
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 470,949
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$101,876,576
# of Portfolio Holdings	37
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$470,949

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.2%
Information Technology	21.4%
Industrials	20.9%
Consumer Discretionary	12.8%
Health Care	12.0%
Short-Term Investments	8.5%
Communication Services	3.6%
Other Assets and Liabilities, Net	(3.4%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.4%
Amphenol Corp., Class A	5.5%
Ross Stores, Inc.	5.1%
Carlisle Cos., Inc.	4.1%
Brown & Brown, Inc.	3.8%
MKS, Inc.	3.8%
Liberty Media Corp.-Liberty Formula One, Class C	3.6%
Labcorp Holdings, Inc.	3.5%
Medpace Holdings, Inc.	3.5%
PACCAR, Inc.	3.4%

Madison Target Retirement 2020 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2020 Fund
Class Name	Madison Target Retirement 2020 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[17]
Net Assets	$ 9,408,606
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 12,756
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$9,408,606
# of Portfolio Holdings	19
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$12,756

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.5%
Short-Term Investments	2.4%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	19.3%
iShares 7-10 Year Treasury Bond ETF	15.5%
Schwab Intermediate-Term U.S. Treasury ETF	14.9%
iShares Aaa - A Rated Corporate Bond ETF	10.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8.5%
TCW Flexible Income ETF	6.7%
Invesco S&P 500 Quality ETF	5.6%
JPMorgan International Research Enhanced Equity ETF	2.9%
VictoryShares Free Cash Flow ETF	2.5%
State Street SPDR Portfolio Short Term Treasury ETF	2.2%

Madison Target Retirement 2030 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2030 Fund
Class Name	Madison Target Retirement 2030 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[18]
Net Assets	$ 54,858,606
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 66,656
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$54,858,606
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$66,656

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.4%
Short-Term Investments	3.0%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	16.1%
Schwab Intermediate-Term U.S. Treasury ETF	12.2%
iShares 7-10 Year Treasury Bond ETF	11.5%
Invesco S&P 500 Quality ETF	9.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8.1%
iShares Aaa - A Rated Corporate Bond ETF	7.5%
TCW Flexible Income ETF	5.2%
JPMorgan International Research Enhanced Equity ETF	3.9%
Vanguard Information Technology ETF	3.9%
Vanguard FTSE All-World ex-U.S. ETF	3.5%

Madison Target Retirement 2040 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2040 Fund
Class Name	Madison Target Retirement 2040 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[19]
Net Assets	$ 42,092,674
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 50,496
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$42,092,674
# of Portfolio Holdings	20
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$50,496

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.8%
Short-Term Investments	3.1%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	14.1%
Janus Henderson Mortgage-Backed Securities ETF	9.0%
Vanguard Information Technology ETF	7.4%
iShares 7-10 Year Treasury Bond ETF	7.4%
Schwab Intermediate-Term U.S. Treasury ETF	7.3%
Vanguard FTSE All-World ex-U.S. ETF	7.1%
JPMorgan International Research Enhanced Equity ETF	6.0%
iShares Aaa - A Rated Corporate Bond ETF	5.2%
VictoryShares Free Cash Flow ETF	5.0%
Distillate U.S. Fundamental Stability & Value ETF	4.9%

Madison Target Retirement 2050 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2050 Fund
Class Name	Madison Target Retirement 2050 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/ . You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[20]
Net Assets	$ 38,112,716
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 44,767
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2026)
Total Net Assets	$38,112,716
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$44,767

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.9%
Short-Term Investments	3.2%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund's allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	15.4%
Vanguard Information Technology ETF	9.2%
Vanguard FTSE All-World ex-U.S. ETF	8.6%
JPMorgan International Research Enhanced Equity ETF	6.8%
Janus Henderson Mortgage-Backed Securities ETF	6.5%
iShares 7-10 Year Treasury Bond ETF	5.7%
VictoryShares Free Cash Flow ETF	5.5%
Distillate U.S. Fundamental Stability & Value ETF	5.5%
Schwab Intermediate-Term U.S. Treasury ETF	5.1%
iShares Core S&P U.S. Growth ETF	4.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.